SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2025 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,429	6,557	55	9,041
Purchased power	—	4,486	—	4,486
Operation, maintenance and administration	447	661	98	1,206
Depreciation, amortization and asset removal costs	570	529	12	1,111
Income (loss) before financing charges, equity income and income tax expense	1,412	881	(55)	2,238

Capital investments	2,097	1,252	17	3,366

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,269	6,175	40	8,484
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	475	721	112	1,308
Depreciation, amortization and asset removal costs	554	502	10	1,066
Income (loss) before financing charges, equity income and income tax expense	1,240	809	(82)	1,967

Capital investments	1,860	1,185	18	3,063
Total Assets by Segment:

As at December 31 (millions of dollars)	2025	2024
Transmission	23,630	21,630
Distribution	15,160	14,040
Other	881	1,012
Total assets	39,671	36,682
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2025	2024
Transmission	157	157
Distribution	216	216
Other	5	—
Total goodwill	378	373